Long Term Investment (Details) - CNY (¥)				1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 08, 2021	Oct. 09, 2021	Mar. 08, 2021	May 27, 2021	Jun. 30, 2022	Dec. 31, 2021
Long Term Investment (Details) [Line Items]
Investments amount					¥ 29,725
Invested amount					75,000	¥ 75,000
Shares of loss						¥ 2,998
Zhejiang Qusu Technology Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Investments amount					¥ 5,000
Zhejiang Qusu Technology Co., Ltd [Member] | Equity investment [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage					1.76%
Qingdao Weilai JingChanye Investment Fund LP [Member]
Long Term Investment (Details) [Line Items]
Invested amount				¥ 10,000
Qingdao Weilai JingChanye Investment Fund LP [Member] | Equity investment [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage				4.44%
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Long Term Investment (Details) [Line Items]
Invested amount			¥ 8,000
Jiada Hexin (Beijing) Technology Co., Ltd. [Member] | Equity investment [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage			13.79%
Liujiaoshou Drink Co., Ltd., [Member]
Long Term Investment (Details) [Line Items]
Invested amount	¥ 2,925
Liujiaoshou Drink Co., Ltd., [Member] | Equity investment [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage	19.50%
Beijing Dunengmaihuo Culture Media Co., Ltd., [Member]
Long Term Investment (Details) [Line Items]
Invested amount	¥ 3,800
Beijing Dunengmaihuo Culture Media Co., Ltd., [Member] | Equity investment [Member]
Long Term Investment (Details) [Line Items]
Equity investment percentage	19.00%
Qingdao Sixiang Zhuohong Private Equity LP [Member]
Long Term Investment (Details) [Line Items]
Invested amount		¥ 150,000